Commitments, contingencies and legal proceedings - Schedule of contractual obligations (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Within 1 year
Contractual obligations
Purchase obligations	€ 4,264	€ 2,538
Leases commitments	0	9
1-5 years
Contractual obligations
Purchase obligations	617	697
Leases commitments	101	86
More than 5 years
Contractual obligations
Purchase obligations	15	3
Leases commitments	€ 731	€ 573